Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 35.9%
360 Security Technology Inc., Class A	121,599	$235,129
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	66,976	195,801
3SBio Inc.(a)	334,000	1,346,186
AAC Technologies Holdings Inc.	167,500	792,619
ACM Research Shanghai Inc., Class A	1,401	31,462
Advanced Micro-Fabrication Equipment Inc./China, Class A	7,675	293,243
AECC Aviation Power Co. Ltd., Class A	36,400	191,789
Agricultural Bank of China Ltd., Class A	1,035,400	1,177,581
Agricultural Bank of China Ltd., Class H	5,344,000	4,008,818
Aier Eye Hospital Group Co. Ltd., Class A	133,826	218,211
Air China Ltd., Class A(b)	151,800	172,773
Akeso Inc.(a)(b)	119,000	1,891,284
Alibaba Group Holding Ltd.	3,206,720	63,091,549
Alibaba Health Information Technology Ltd.(b)	44,000	31,732
Aluminum Corp. of China Ltd., Class A	204,000	304,671
Aluminum Corp. of China Ltd., Class H	668,000	903,498
Amlogic Shanghai Co. Ltd., Class A(b)	2,875	37,022
Anhui Conch Cement Co. Ltd., Class A	68,000	220,045
Anhui Conch Cement Co. Ltd., Class H	256,000	771,743
Anhui Gujing Distillery Co. Ltd., Class A	1,600	37,706
Anhui Gujing Distillery Co. Ltd., Class B	17,025	214,539
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(b)	33,400	232,357
ANTA Sports Products Ltd.	233,800	2,561,147
Autohome Inc., ADR	13,033	309,664
Avary Holding Shenzhen Co. Ltd., Class A	33,900	217,820
AviChina Industry & Technology Co. Ltd., Class H	501,000	250,303
BAIC BluePark New Energy Technology Co. Ltd., Class A(b)	66,800	74,329
Baidu Inc., Class A(b)	438,192	6,460,423
Bank of Beijing Co. Ltd., Class A	271,000	217,743
Bank of Chengdu Co. Ltd., Class A	50,300	120,078
Bank of China Ltd., Class A	567,800	487,752
Bank of China Ltd., Class H	13,694,000	8,250,837
Bank of Communications Co. Ltd., Class A	718,100	771,489
Bank of Communications Co. Ltd., Class H	1,670,000	1,534,323
Bank of Hangzhou Co. Ltd., Class A	83,700	184,648
Bank of Jiangsu Co. Ltd., Class A	250,558	379,953
Bank of Nanjing Co. Ltd., Class A	133,700	218,822
Bank of Ningbo Co. Ltd., Class A	83,500	335,288
Bank of Shanghai Co. Ltd., Class A	184,570	257,955
Baoshan Iron & Steel Co. Ltd., Class A	250,500	257,354
Beijing Compass Technology Development Co. Ltd., Class A(b)	16,700	291,237
Beijing Enlight Media Co. Ltd., Class A	33,400	77,823
Beijing Enterprises Holdings Ltd.	83,500	365,492
Beijing Kingsoft Office Software Inc., Class A	5,721	252,995
Beijing New Building Materials PLC, Class A	36,400	130,510
Beijing Tong Ren Tang Co. Ltd., Class A	33,500	158,514
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(b)	16,860	114,639
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	601,200	433,567
BeOne Medicines Ltd., Class H(b)	167,075	4,414,815
Bilibili Inc., Class Z(b)	46,767	1,246,710
BOC Aviation Ltd.(a)	50,100	457,138
BOE Technology Group Co. Ltd., Class A	568,900	311,333
Bosideng International Holdings Ltd.	848,000	541,286
Security	Shares	Value
China (continued)
BYD Co. Ltd., Class A	71,200	$964,162
BYD Co. Ltd., Class H	717,400	9,016,173
BYD Electronic International Co. Ltd.	167,000	715,180
C&D International Investment Group Ltd.	168,000	357,331
Caitong Securities Co. Ltd., Class A	185,480	214,719
Cambricon Technologies Corp. Ltd., Class A(b)	4,836	917,073
CCOOP Group Co. Ltd., Class A(b)	250,500	91,636
CGN Power Co. Ltd., Class A	167,000	89,160
CGN Power Co. Ltd., Class H(a)	2,171,000	845,958
Changjiang Securities Co. Ltd., Class A	136,200	153,602
Chaozhou Three-Circle Group Co. Ltd., Class A	33,499	209,976
China CITIC Bank Corp. Ltd., Class H	1,670,000	1,540,367
China CITIC Financial Asset Management Co. Ltd., Class H(a)(b)	2,839,000	376,522
China Coal Energy Co. Ltd., Class H	337,000	455,345
China Common Rich Renewable Energy Investments Ltd., NVS(b)(c)	2,513	—
China Communications Services Corp. Ltd., Class H	334,000	209,251
China Construction Bank Corp., Class A	283,950	388,255
China Construction Bank Corp., Class H	18,704,000	19,704,721
China CSSC Holdings Ltd., Class A	104,900	511,019
China Eastern Airlines Corp. Ltd., Class A(b)	167,072	119,297
China Everbright Bank Co. Ltd., Class A	636,600	325,480
China Feihe Ltd.(a)	668,000	355,865
China Galaxy Securities Co. Ltd., Class A	100,200	226,183
China Galaxy Securities Co. Ltd., Class H	668,500	877,559
China Gas Holdings Ltd.	567,800	627,912
China Great Wall Securities Co. Ltd., Class A	83,500	119,709
China Hongqiao Group Ltd.	600,500	2,393,556
China International Capital Corp. Ltd., Class A	33,500	164,409
China International Capital Corp. Ltd., Class H(a)	334,000	820,651
China Jushi Co. Ltd., Class A	101,000	213,595
China Life Insurance Co. Ltd., Class A	18,300	113,004
China Life Insurance Co. Ltd., Class H	1,503,000	5,215,469
China Literature Ltd.(a)(b)(d)	82,600	399,930
China Longyuan Power Group Corp. Ltd., Class H	550,000	486,859
China Mengniu Dairy Co. Ltd.	668,000	1,293,390
China Merchants Bank Co. Ltd., Class A	250,500	1,524,736
China Merchants Bank Co. Ltd., Class H	751,831	5,069,384
China Merchants Energy Shipping Co. Ltd., Class A	117,100	146,193
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	66,800	94,021
China Merchants Port Holdings Co. Ltd.	334,000	673,098
China Merchants Securities Co. Ltd., Class A	116,970	270,266
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	104,475	137,138
China Minsheng Banking Corp. Ltd., Class A	534,600	309,481
China Minsheng Banking Corp. Ltd., Class H	1,169,160	654,099
China National Building Material Co. Ltd., Class H	668,000	449,742
China National Chemical Engineering Co. Ltd., Class A	203,000	214,329
China National Nuclear Power Co. Ltd., Class A	283,900	347,066
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	52,800	336,721
China Oilfield Services Ltd., Class H	334,000	311,360
China Overseas Land & Investment Ltd.	752,500	1,290,166
China Pacific Insurance Group Co. Ltd., Class A	85,900	423,802
China Pacific Insurance Group Co. Ltd., Class H	501,000	1,994,794
China Petroleum & Chemical Corp., Class A	450,900	368,963
China Petroleum & Chemical Corp., Class H	4,342,600	2,464,259
China Power International Development Ltd.	668,000	294,648

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Railway Group Ltd., Class A	233,896	$179,941
China Railway Group Ltd., Class H	837,000	420,975
China Resources Beer Holdings Co. Ltd.	336,000	1,204,655
China Resources Gas Group Ltd.	183,700	538,919
China Resources Land Ltd.	586,277	2,282,733
China Resources Microelectronics Ltd., Class A	41,942	276,533
China Resources Mixc Lifestyle Services Ltd.(a)	133,600	763,404
China Resources Power Holdings Co. Ltd.	408,000	975,058
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	37,810	150,441
China Ruyi Holdings Ltd.(b)	1,544,000	484,199
China Shenhua Energy Co. Ltd., Class A	75,900	442,203
China Shenhua Energy Co. Ltd., Class H	668,000	3,423,474
China Southern Airlines Co. Ltd., Class A(b)	150,900	144,915
China State Construction Engineering Corp. Ltd., Class A	469,140	345,595
China State Construction International Holdings Ltd.	334,000	398,779
China Taiping Insurance Holdings Co. Ltd.	283,100	634,282
China Three Gorges Renewables Group Co. Ltd., Class A	400,800	237,112
China Tourism Group Duty Free Corp. Ltd., Class A	33,400	374,718
China Tower Corp. Ltd., Class H(a)	856,200	1,355,474
China United Network Communications Ltd., Class A	417,500	320,041
China Vanke Co. Ltd., Class A(b)	100,200	76,442
China Vanke Co. Ltd., Class H(b)(d)	400,800	187,868
China Yangtze Power Co. Ltd., Class A	300,700	1,190,167
China Zheshang Bank Co. Ltd., Class A	334,010	145,147
Chongqing Changan Automobile Co. Ltd., Class A	112,012	189,612
Chongqing Rural Commercial Bank Co. Ltd., Class A	218,900	201,273
Chongqing Rural Commercial Bank Co. Ltd., Class H	367,000	296,027
Chongqing Zhifei Biological Products Co. Ltd., Class A	52,150	152,045
Chow Tai Fook Jewellery Group Ltd.	400,800	705,518
CITIC Ltd.	835,000	1,308,946
CITIC Securities Co. Ltd., Class A	146,590	573,953
CITIC Securities Co. Ltd., Class H	307,725	1,060,358
CMOC Group Ltd., Class A	299,800	693,122
CMOC Group Ltd., Class H	732,000	1,527,862
CNGR Advanced Material Co. Ltd., Class A	16,454	98,270
Contemporary Amperex Technology Co. Ltd., Class A	50,120	2,660,166
Contemporary Amperex Technology Co. Ltd., Class H(d)	16,700	1,020,126
Cosco Shipping Energy Transportation Co. Ltd., Class A	66,800	114,477
Cosco Shipping Holdings Co. Ltd., Class A	167,650	346,942
Cosco Shipping Holdings Co. Ltd., Class H(d)	501,950	854,540
CRRC Corp. Ltd., Class A	300,600	309,815
CRRC Corp. Ltd., Class H	841,000	668,511
CSC Financial Co. Ltd., Class A	62,800	220,928
CSPC Innovation Pharmaceutical Co. Ltd., Class A	17,900	82,353
CSPC Pharmaceutical Group Ltd.	1,671,200	1,705,585
Daqin Railway Co. Ltd., Class A	250,500	194,293
Dongfang Electric Corp. Ltd., Class A	50,100	152,613
Dongxing Securities Co. Ltd., Class A	83,500	154,274
East Money Information Co. Ltd., Class A	200,498	666,254
Eastroc Beverage Group Co. Ltd., Class A	6,400	239,032
Ecovacs Robotics Co. Ltd., Class A	3,600	40,189
ENN Energy Holdings Ltd.	151,100	1,381,311
Security	Shares	Value
China (continued)
ENN Natural Gas Co. Ltd., Class A	72,000	$216,940
Eoptolink Technology Inc. Ltd., Class A	10,600	524,561
Eve Energy Co. Ltd., Class A	33,900	344,180
Everbright Securities Co. Ltd., Class A	75,200	184,819
Far East Horizon Ltd.	510,000	522,009
Flat Glass Group Co. Ltd., Class A	53,100	121,698
Focus Media Information Technology Co. Ltd., Class A	205,000	213,519
Foshan Haitian Flavouring & Food Co. Ltd., Class A	66,848	350,586
Fosun International Ltd.	417,500	261,031
Founder Securities Co. Ltd., Class A	116,900	128,494
Foxconn Industrial Internet Co. Ltd., Class A	150,500	1,303,712
Fuyao Glass Industry Group Co. Ltd., Class A	16,700	156,020
Fuyao Glass Industry Group Co. Ltd., Class H(a)	133,600	1,156,828
Ganfeng Lithium Group Co. Ltd., Class A	33,420	297,148
GCL Technology Holdings Ltd.(b)	4,676,000	699,260
GD Power Development Co. Ltd., Class A	234,600	186,980
GDS Holdings Ltd., Class A(b)	200,400	853,362
Geely Automobile Holdings Ltd.	1,175,000	2,568,277
GEM Co. Ltd., Class A	119,200	127,764
Genscript Biotech Corp.(b)	244,000	469,096
GF Securities Co. Ltd., Class A	96,900	290,727
Giant Biogene Holding Co. Ltd.(a)(d)	100,200	467,257
Giant Network Group Co. Ltd., Class A	33,400	195,145
GoerTek Inc., Class A	50,100	214,631
Goldwind Science & Technology Co. Ltd., Class A	67,102	146,839
Gotion High-tech Co. Ltd., Class A	31,700	176,100
Great Wall Motor Co. Ltd., Class H	505,500	976,453
Gree Electric Appliances Inc. of Zhuhai, Class A	33,400	191,010
Guangdong Haid Group Co. Ltd., Class A	19,500	153,920
Guangdong Investment Ltd.	676,000	650,094
Guanghui Energy Co. Ltd., Class A	102,900	72,864
Guangzhou Automobile Group Co. Ltd., Class A	117,200	154,137
Guangzhou Tinci Materials Technology Co. Ltd., Class A	25,300	148,281
Guosen Securities Co. Ltd., Class A	84,000	154,325
Guotai Haitong Securities Co. Ltd.	153,450	416,887
Guotai Haitong Securities Co. Ltd., Class H(a)	402,528	804,926
Guoyuan Securities Co. Ltd., Class A	184,740	215,154
H World Group Ltd., ADR	38,577	1,778,400
Haidilao International Holding Ltd.(a)	334,000	592,342
Haier Smart Home Co. Ltd., Class A	100,200	392,221
Haier Smart Home Co. Ltd., Class A	450,000	1,543,309
Hainan Airlines Holding Co. Ltd., Class A(b)	701,400	172,155
Hainan Airport Infrastructure Co. Ltd., Class A	228,000	160,186
Haitian International Holdings Ltd.	167,000	469,020
Hangzhou First Applied Material Co. Ltd., Class A	52,989	106,003
Hangzhou Silan Microelectronics Co. Ltd., Class A	42,200	167,620
Hansoh Pharmaceutical Group Co. Ltd.(a)	232,000	1,202,829
Henan Shuanghui Investment & Development Co. Ltd., Class A	52,356	200,096
Hengan International Group Co. Ltd.	167,000	603,460
Hengli Petrochemical Co. Ltd., Class A	100,300	268,797
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,600	301,064
Horizon Robotics(b)	1,002,000	1,020,457
Hua Hong Semiconductor Ltd.(a)(b)	142,000	1,368,306
Huadian Power International Corp. Ltd., Class A	202,400	147,622
Huadong Medicine Co. Ltd., Class A	33,472	199,340
Huaneng Power International Inc., Class A	201,600	222,110
Huaneng Power International Inc., Class H	700,000	559,087
Huaqin Technology Co. Ltd., Class A	16,700	208,953

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Huatai Securities Co. Ltd., Class A	133,600	$400,324
Huatai Securities Co. Ltd., Class H(a)	236,200	556,944
Huaxia Bank Co. Ltd., Class A	183,700	180,207
Huayu Automotive Systems Co. Ltd., Class A	53,000	145,872
Huizhou Desay Sv Automotive Co. Ltd., Class A	2,100	32,781
Hunan Valin Steel Co. Ltd., Class A	66,900	52,871
Hundsun Technologies Inc., Class A	27,175	113,383
Hygon Information Technology Co. Ltd., Class A	27,779	862,130
IEIT Systems Co. Ltd., Class A	33,400	293,525
Iflytek Co. Ltd., Class A	44,800	315,605
Industrial & Commercial Bank of China Ltd., Class A	784,900	900,745
Industrial & Commercial Bank of China Ltd., Class H	12,692,000	10,521,918
Industrial Bank Co. Ltd., Class A	250,700	749,430
Industrial Securities Co. Ltd., Class A	150,740	144,712
Ingenic Semiconductor Co. Ltd., Class A	20,300	229,761
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	584,500	201,489
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	161,100	111,578
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	83,600	348,099
Inner Mongolia Yitai Coal Co. Ltd., Class B	200,400	381,665
Innovent Biologics Inc.(a)(b)	282,500	3,424,572
J&T Global Express Ltd.(b)	543,000	669,132
JA Solar Technology Co. Ltd., Class A(b)	67,888	116,294
JCET Group Co. Ltd., Class A	41,000	209,492
JD Health International Inc.(a)(b)	227,250	1,797,834
JD Logistics Inc.(a)(b)	384,100	603,568
JD.com Inc., Class A	475,994	7,120,407
Jiangsu Eastern Shenghong Co. Ltd., Class A(b)	116,900	159,262
Jiangsu Expressway Co. Ltd., Class H	340,000	437,138
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,820	242,128
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	86,876	765,870
Jiangsu King's Luck Brewery JSC Ltd., Class A	16,700	89,441
Jiangsu Yanghe Distillery Co. Ltd., Class A	16,703	156,550
Jiangsu Zhongtian Technology Co. Ltd., Class A	83,500	187,820
Jiangxi Copper Co. Ltd., Class A	50,300	267,403
Jiangxi Copper Co. Ltd., Class H	183,000	724,520
Jinko Solar Co. Ltd., Class A(b)	167,193	133,635
Kanzhun Ltd., ADR	71,643	1,583,310
KE Holdings Inc., Class A	411,458	2,372,346
Kingdee International Software Group Co. Ltd.(b)	540,000	985,043
Kingsoft Corp. Ltd.	182,800	675,628
Kuaishou Technology(a)	521,000	4,573,558
Kuang-Chi Technologies Co. Ltd., Class A	16,700	106,887
Kunlun Energy Co. Ltd.	670,000	639,949
Kunlun Tech Co. Ltd., Class A(b)	29,100	180,297
Kweichow Moutai Co. Ltd., Class A	14,718	3,026,071
Laopu Gold Co. Ltd., Class H	5,600	486,165
LB Group Co. Ltd., Class A	16,800	43,724
Legend Biotech Corp., ADR(b)	14,203	393,565
Lenovo Group Ltd.	1,336,000	1,673,076
Lens Technology Co. Ltd., Class A	70,500	276,337
Li Auto Inc., Class A(b)	250,548	2,313,172
Li Ning Co. Ltd.	457,000	1,024,273
Lingyi iTech Guangdong Co., Class A	111,700	221,121
Longfor Group Holdings Ltd.(a)(d)	417,500	523,683
LONGi Green Energy Technology Co. Ltd., Class A(b)	142,256	374,672
Luxshare Precision Industry Co. Ltd., Class A	91,441	754,264
Security	Shares	Value
China (continued)
Luzhou Laojiao Co. Ltd., Class A	16,700	$321,918
Mango Excellent Media Co. Ltd., Class A	33,500	123,180
Maxscend Microelectronics Co. Ltd., Class A	19,520	191,729
Meitu Inc.(a)	668,000	741,854
Meituan, Class B(a)(b)	968,650	12,556,956
Metallurgical Corp. of China Ltd., Class A	250,500	113,061
Midea Group Co. Ltd., Class A	41,200	466,231
Midea Group Co. Ltd., Class H	76,700	874,749
MINISO Group Holding Ltd.	116,140	582,340
MMG Ltd.(b)	668,000	596,547
Montage Technology Co. Ltd., Class A	13,186	222,640
Muyuan Foods Co. Ltd., Class A	71,211	511,959
NARI Technology Co. Ltd., Class A	102,993	323,807
National Silicon Industry Group Co. Ltd., Class A(b)	57,800	174,012
NAURA Technology Group Co. Ltd., Class A	8,320	506,224
NetEase Cloud Music Inc.(a)(b)(d)	16,700	415,663
NetEase Inc.	334,100	9,242,203
New China Life Insurance Co. Ltd., Class A	33,600	313,648
New China Life Insurance Co. Ltd., Class H	175,400	1,048,833
New Hope Liuhe Co. Ltd., Class A	66,900	89,160
New Oriental Education & Technology Group Inc.	235,060	1,209,024
Ningbo Deye Technology Co. Ltd., Class A	11,872	136,493
Ningbo Orient Wires & Cables Co. Ltd., Class A	16,700	136,959
Ningbo Tuopu Group Co. Ltd., Class A	19,945	179,328
Ningxia Baofeng Energy Group Co. Ltd., Class A	83,600	213,350
NIO Inc., Class A(b)	358,439	2,030,458
Nongfu Spring Co. Ltd., Class H(a)	400,800	2,523,183
OFILM Group Co. Ltd., Class A(b)	66,800	106,973
OmniVision Integrated Circuits Group Inc.	16,730	283,959
Orient Overseas International Ltd.(d)	23,500	381,892
Orient Securities Co. Ltd., Class A	100,444	148,304
PDD Holdings Inc., ADR(b)	137,775	15,992,922
People's Insurance Co. Group of China Ltd. (The), Class A	67,100	82,457
People's Insurance Co. Group of China Ltd. (The), Class H	1,838,000	1,669,196
PetroChina Co. Ltd., Class A	283,900	391,813
PetroChina Co. Ltd., Class H	4,044,000	4,519,627
Pharmaron Beijing Co. Ltd., Class A	33,400	137,711
PICC Property & Casualty Co. Ltd., Class H	1,336,740	3,040,384
Ping An Bank Co. Ltd., Class A	234,136	384,975
Ping An Insurance Group Co. of China Ltd., Class A	127,200	1,064,927
Ping An Insurance Group Co. of China Ltd., Class H	1,303,500	9,539,564
Poly Developments and Holdings Group Co. Ltd., Class A	137,400	131,685
Pop Mart International Group Ltd.(a)	100,200	2,907,852
Postal Savings Bank of China Co. Ltd., Class A	467,600	376,013
Postal Savings Bank of China Co. Ltd., Class H(a)	1,670,000	1,181,481
Power Construction Corp. of China Ltd., Class A	250,900	193,044
Qfin Holdings, Inc.	18,704	365,289
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	83,500	313,361
Range Intelligent Computing Technology Group Co. Ltd., Class A	16,700	113,601
Rockchip Electronics Co. Ltd., Class A	1,600	41,770
Rongsheng Petrochemical Co. Ltd., Class A	133,728	184,215
SAIC Motor Corp. Ltd., Class A	83,522	177,492
Sanan Optoelectronics Co. Ltd., Class A	104,800	196,414
Sany Heavy Industry Co. Ltd., Class A	133,800	385,534
Satellite Chemical Co. Ltd., Class A	50,112	120,123
SDIC Capital Co. Ltd., Class A	129,076	134,010
SDIC Power Holdings Co. Ltd., Class A	100,200	195,177
Seres Group Co. Ltd., Class A	16,700	298,811

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
SF Holding Co. Ltd., Class A	62,600	$340,443
Shaanxi Coal Industry Co. Ltd., Class A	117,073	376,213
Shandong Gold Mining Co. Ltd., Class A	33,460	172,924
Shandong Gold Mining Co. Ltd., Class H(a)	208,750	929,920
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	16,700	162,931
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,500	134,219
Shandong Nanshan Aluminum Co. Ltd., Class A	289,300	193,341
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	535,600	382,167
Shanghai Baosight Software Co. Ltd., Class A	33,448	101,419
Shanghai Electric Group Co. Ltd., Class A(b)	167,000	207,733
Shanghai International Airport Co. Ltd., Class A	17,400	78,073
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	50,400	127,172
Shanghai Pudong Development Bank Co. Ltd., Class A	367,400	597,293
Shanghai Putailai New Energy Technology Co. Ltd., Class A	55,175	208,808
Shanghai RAAS Blood Products Co. Ltd., Class A	233,800	219,534
Shanghai Rural Commercial Bank Co. Ltd., Class A	150,300	200,280
Shanghai United Imaging Healthcare Co. Ltd., Class A	10,318	194,761
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,700	98,158
Shanjin International Gold Co. Ltd., Class A	50,100	150,994
Shanxi Coking Coal Energy Group Co. Ltd., Class A	67,080	63,990
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	50,100	92,415
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	16,720	460,685
Shengyi Technology Co. Ltd., Class A	45,600	374,494
Shennan Circuits Co. Ltd., Class A	8,300	231,509
Shenwan Hongyuan Group Co. Ltd., Class A	384,100	280,436
Shenzhen Goodix Technology Co. Ltd., Class A	16,700	189,189
Shenzhen Inovance Technology Co. Ltd., Class A	17,150	171,965
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	16,900	489,412
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	16,800	147,192
Shenzhen Transsion Holdings Co. Ltd., Class A	4,496	40,961
Shenzhou International Group Holdings Ltd.	174,900	1,566,573
Sichuan Chuantou Energy Co. Ltd., Class A	100,300	206,990
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	34,500	168,394
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(b)	9,800	575,880
Sichuan Road & Bridge Group Co. Ltd., Class A	86,220	115,013
Sino Biopharmaceutical Ltd.	2,006,250	1,823,799
Sinopharm Group Co. Ltd., Class H	267,200	689,241
Sinotruk Hong Kong Ltd.	167,000	581,124
Smoore International Holdings Ltd.(a)	334,000	571,775
SooChow Securities Co. Ltd., Class A	167,236	211,674
Spring Airlines Co. Ltd., Class A	16,845	131,095
Sungrow Power Supply Co. Ltd., Class A	25,060	652,582
Sunny Optical Technology Group Co. Ltd.	141,500	1,161,121
Sunwoda Electronic Co. Ltd., Class A	34,600	145,061
SUPCON Technology Co. Ltd., Class A	35,791	253,336
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	24,600	263,736
Suzhou TFC Optical Communication Co. Ltd., Class A	16,700	374,797
Security	Shares	Value
China (continued)
TAL Education Group, ADR(b)	81,329	$894,619
TCL Technology Group Corp., Class A	339,570	196,916
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	84,375	112,447
Tencent Holdings Ltd.	1,246,999	98,527,305
Tencent Music Entertainment Group, ADR	112,558	2,076,695
Tianqi Lithium Corp., Class A(b)	17,800	139,072
Tingyi Cayman Islands Holding Corp.	334,000	512,674
Tongcheng Travel Holdings Ltd.	267,600	755,347
Tongling Nonferrous Metals Group Co. Ltd., Class A	153,100	110,919
Tongwei Co. Ltd., Class A(b)	67,100	218,140
Trina Solar Co. Ltd., Class A(b)	67,185	172,238
Trip.com Group Ltd.	120,496	8,397,541
Tsingtao Brewery Co. Ltd., Class A	10,164	91,483
Tsingtao Brewery Co. Ltd., Class H	122,000	825,260
Unigroup Guoxin Microelectronics Co. Ltd., Class A	16,759	181,486
Unisplendour Corp. Ltd., Class A	50,180	178,051
Victory Giant Technology Huizhou Co. Ltd., Class A	10,400	401,314
Vipshop Holdings Ltd., ADR	62,625	1,229,955
Wanhua Chemical Group Co. Ltd., Class A	33,400	317,908
Want Want China Holdings Ltd.	835,000	500,448
Weichai Power Co. Ltd., Class A	134,224	329,688
Weichai Power Co. Ltd., Class H	334,200	830,176
Wens Foodstuff Group Co. Ltd., Class A	83,860	214,477
Western Securities Co. Ltd., Class A	121,800	138,638
Wuhan Guide Infrared Co. Ltd., Class A(b)	71,705	124,695
Wuliangye Yibin Co. Ltd., Class A	50,600	845,119
WUS Printed Circuit Kunshan Co. Ltd., Class A	38,000	376,520
WuXi AppTec Co. Ltd., Class A	33,604	436,068
WuXi AppTec Co. Ltd., Class H(a)	67,596	883,178
Wuxi Biologics Cayman Inc.(a)(b)	668,000	2,690,178
WuXi XDC Cayman Inc.(b)	83,500	705,377
XCMG Construction Machinery Co. Ltd., Class A	167,400	244,967
Xiamen Tungsten Co. Ltd., Class A	33,400	163,238
Xiaomi Corp., Class B(a)(b)	3,340,000	17,754,528
Xinjiang Daqo New Energy Co. Ltd., Class A(b)	33,456	136,262
Xinyi Solar Holdings Ltd.(d)	826,000	343,055
XPeng Inc., Class A(b)	250,552	2,730,517
Yadea Group Holdings Ltd.(a)	334,000	530,078
Yankuang Energy Group Co. Ltd., Class A	71,585	140,971
Yankuang Energy Group Co. Ltd., Class H	668,700	873,914
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,200	121,591
Yealink Network Technology Corp. Ltd., Class A	33,980	162,854
Yonyou Network Technology Co. Ltd., Class A(b)	50,118	101,648
YTO Express Group Co. Ltd., Class A	50,100	121,073
Yum China Holdings Inc.	71,280	3,446,325
Yunnan Aluminium Co. Ltd., Class A	50,100	176,006
Yunnan Baiyao Group Co. Ltd., Class A	33,480	265,742
Zangge Mining Co. Ltd., Class A	33,400	288,326
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,599	184,749
Zhaojin Mining Industry Co. Ltd., Class H	334,000	1,252,220
Zhejiang China Commodities City Group Co. Ltd., Class A	66,800	156,115
Zhejiang Chint Electrics Co. Ltd., Class A	37,000	147,464
Zhejiang Dahua Technology Co. Ltd., Class A	70,400	189,492
Zhejiang Expressway Co. Ltd., Class H	334,320	324,475
Zhejiang Huayou Cobalt Co. Ltd., Class A	38,795	341,343
Zhejiang Juhua Co. Ltd., Class A	33,400	158,905
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	95,266	651,722

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zhejiang NHU Co. Ltd., Class A	50,560	$174,619
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	33,400	204,515
Zhejiang Weiming Environment Protection Co. Ltd., Class A	33,700	107,960
Zheshang Securities Co. Ltd., Class A	117,300	182,214
Zhongji Innolight Co. Ltd., Class A	12,140	890,094
Zhongjin Gold Corp. Ltd., Class A	83,500	266,011
Zhongtai Securities Co. Ltd., Class A	201,000	188,904
Zhuzhou CRRC Times Electric Co. Ltd., Class H	100,400	498,398
Zijin Mining Group Co. Ltd., Class A	243,900	990,930
Zijin Mining Group Co. Ltd., Class H	1,108,000	4,406,044
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	154,000	176,406
ZTE Corp., Class A	33,400	199,754
ZTE Corp., Class H(d)	175,160	710,629
ZTO Express Cayman Inc.	83,585	1,719,170
		556,772,523
India — 19.6%
ABB India Ltd.	10,569	612,628
Adani Enterprises Ltd.	30,743	785,411
Adani Ports & Special Economic Zone Ltd.	103,373	1,758,715
Adani Power Ltd.(b)	552,835	914,000
Alkem Laboratories Ltd.	9,330	593,502
Ambuja Cements Ltd.	118,738	732,142
APL Apollo Tubes Ltd.	34,068	656,258
Apollo Hospitals Enterprise Ltd.	20,374	1,674,325
Ashok Leyland Ltd.	572,476	1,015,421
Asian Paints Ltd.	64,629	2,082,252
Astral Ltd.	26,720	431,303
AU Small Finance Bank Ltd.(a)	79,210	847,898
Aurobindo Pharma Ltd.	52,607	723,214
Avenue Supermarts Ltd.(a)(b)	32,398	1,451,119
Axis Bank Ltd.	446,853	6,413,073
Bajaj Auto Ltd.	13,026	1,324,361
Bajaj Finance Ltd.	544,902	6,343,637
Bajaj Finserv Ltd.	75,985	1,784,324
Bajaj Holdings & Investment Ltd.	5,511	710,189
Balkrishna Industries Ltd.	14,362	371,765
Bank of Baroda	192,050	624,113
Bharat Electronics Ltd.	718,434	3,321,074
Bharat Forge Ltd.	51,449	827,857
Bharat Heavy Electricals Ltd.	198,764	648,517
Bharat Petroleum Corp. Ltd.	298,449	1,202,080
Bharti Airtel Ltd.	503,839	11,886,668
Bosch Ltd.	1,503	607,750
Britannia Industries Ltd.	21,376	1,397,066
BSE Ltd.	9,393	306,173
Canara Bank	356,879	606,754
CG Power & Industrial Solutions Ltd.	141,282	1,065,192
Cholamandalam Investment and Finance Co. Ltd.	81,329	1,584,492
Cipla Ltd.	116,635	1,999,786
Coal India Ltd.	353,038	1,488,419
Colgate-Palmolive India Ltd.	30,333	736,514
Coromandel International Ltd.	22,894	611,333
Cummins India Ltd.	28,557	1,433,679
Dabur India Ltd.	119,185	690,288
Divi's Laboratories Ltd.	23,881	1,731,214
Dixon Technologies India Ltd.	7,394	1,212,001
DLF Ltd.	149,159	1,210,690
Dr Reddy's Laboratories Ltd.	114,395	1,614,331
Eicher Motors Ltd.	26,219	2,071,731
Security	Shares	Value
India (continued)
Eternal Ltd.(b)	475,115	$1,600,920
FSN E-Commerce Ventures Ltd.(b)	240,153	719,460
GAIL India Ltd.	451,735	892,740
GMR Airports Infrastructure Ltd.(b)	518,751	630,412
Godrej Consumer Products Ltd.	85,746	1,100,386
Godrej Properties Ltd.(b)	32,349	767,136
Grasim Industries Ltd.	52,939	1,624,852
Havells India Ltd.	42,608	687,465
HCL Technologies Ltd.	185,704	3,383,824
HDFC Asset Management Co. Ltd.(a)	37,408	1,119,889
HDFC Bank Ltd.	2,206,070	24,928,717
HDFC Life Insurance Co. Ltd.(a)	185,203	1,587,230
Hero MotoCorp Ltd.	23,213	1,606,201
Hindalco Industries Ltd.	262,858	2,386,202
Hindustan Aeronautics Ltd.	38,911	1,981,395
Hindustan Petroleum Corp. Ltd.	186,873	958,482
Hindustan Unilever Ltd.	163,282	4,509,258
Hitachi Energy India Ltd.	2,672	661,110
Hyundai Motor India Ltd.	31,610	821,989
ICICI Bank Ltd.	1,023,913	15,944,719
ICICI Lombard General Insurance Co. Ltd.(a)	45,925	1,014,330
ICICI Prudential Life Insurance Co. Ltd.(a)	70,808	491,537
IDFC First Bank Ltd.	719,140	645,876
Indian Hotels Co. Ltd., Class A	166,833	1,392,367
Indian Oil Corp. Ltd.	598,786	1,086,003
Indian Railway Catering & Tourism Corp. Ltd.	50,711	390,459
Indus Towers Ltd.(b)	269,572	1,212,801
IndusInd Bank Ltd.(b)	112,057	1,078,579
Info Edge India Ltd.	71,331	1,064,531
Infosys Ltd.	652,302	11,445,171
InterGlobe Aviation Ltd.(a)	37,575	2,489,475
ITC Ltd.	595,522	2,698,546
Jindal Stainless Ltd.	67,457	583,616
Jindal Steel Ltd.	71,667	839,379
Jio Financial Services Ltd.	561,287	1,927,588
JSW Energy Ltd.	86,254	472,698
JSW Steel Ltd.	119,238	1,552,133
Jubilant Foodworks Ltd.	71,312	480,878
Kalyan Jewellers India Ltd.	81,663	463,267
Kotak Mahindra Bank Ltd.	211,923	5,047,205
Larsen & Toubro Ltd.	130,761	5,961,356
Lodha Developers Ltd.(a)	59,692	769,168
LTIMindtree Ltd.(a)	16,032	1,097,466
Lupin Ltd.	45,758	1,068,211
Mahindra & Mahindra Ltd.	181,863	7,656,339
Mankind Pharma Ltd.	26,219	662,069
Marico Ltd.	107,548	863,489
Maruti Suzuki India Ltd.	24,549	4,375,866
Max Healthcare Institute Ltd.	152,854	1,991,686
Mphasis Ltd.	20,752	654,651
MRF Ltd.	448	764,740
Muthoot Finance Ltd.	24,215	1,015,482
Nestle India Ltd.	129,592	1,828,862
NHPC Ltd., NVS	595,021	512,178
NMDC Ltd.	584,500	484,707
NTPC Ltd.	847,024	3,101,495
Oberoi Realty Ltd.	24,782	457,572
Oil & Natural Gas Corp. Ltd.	601,534	1,641,144
Oil India Ltd.	96,526	447,287
Oracle Financial Services Software Ltd.	4,342	395,456
Page Industries Ltd.	1,339	575,052
PB Fintech Ltd.(b)	69,041	1,410,039

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Persistent Systems Ltd., NVS	22,044	$1,572,834
Petronet LNG Ltd.	157,648	480,019
Phoenix Mills Ltd. (The)	37,937	738,541
PI Industries Ltd.	14,195	539,927
Pidilite Industries Ltd.	58,450	961,735
Polycab India Ltd.	10,189	853,297
Power Finance Corp. Ltd.	289,411	1,177,855
Power Grid Corp. of India Ltd.	906,274	2,742,967
Prestige Estates Projects Ltd.	39,083	734,685
Punjab National Bank	435,222	607,786
Rail Vikas Nigam Ltd.	120,908	439,787
REC Ltd.	255,510	1,035,509
Reliance Industries Ltd.	1,184,478	20,838,327
Samvardhana Motherson International Ltd.	924,593	1,207,137
SBI Cards & Payment Services Ltd.	57,323	564,050
SBI Life Insurance Co. Ltd.(a)	86,673	1,911,034
Shree Cement Ltd.	1,677	495,938
Shriram Finance Ltd.	274,715	2,625,537
Siemens Ltd.	17,535	648,290
Solar Industries India Ltd.	5,511	819,604
SRF Ltd.	26,720	877,066
State Bank of India	346,024	3,797,901
Sun Pharmaceutical Industries Ltd.	187,207	3,840,211
Sundaram Finance Ltd.	13,694	725,389
Supreme Industries Ltd.	12,692	482,921
Suzlon Energy Ltd.(b)	1,994,314	1,209,709
Swiggy Ltd.(b)	168,503	715,483
Tata Communications Ltd.	22,044	448,383
Tata Consultancy Services Ltd.	177,020	6,235,304
Tata Consumer Products Ltd.	114,729	1,506,129
Tata Motors Ltd./new, NVS(b)	392,450	1,544,396
Tata Motors Passenger Vehicles Limited	392,450	1,571,056
Tata Power Co. Ltd. (The)	327,009	1,430,814
Tata Steel Ltd.	1,452,232	2,735,049
Tech Mahindra Ltd.	105,544	1,797,827
Titan Co. Ltd.	70,808	3,102,434
Torrent Pharmaceuticals Ltd.	24,549	1,021,312
Torrent Power Ltd.	34,351	506,789
Trent Ltd.	35,571	1,696,997
Tube Investments of India Ltd.	21,267	663,227
TVS Motor Co. Ltd.	45,927	1,819,258
UltraTech Cement Ltd.	22,545	2,931,286
Union Bank of India Ltd.	294,597	506,789
United Spirits Ltd.	57,451	932,344
UPL Ltd.	91,351	777,405
Varun Beverages Ltd.	262,691	1,419,379
Vedanta Ltd.	269,207	1,588,769
Vishal Mega Mart Ltd.(b)	443,552	675,357
Vodafone Idea Ltd.(b)	5,694,401	636,680
Voltas Ltd.	45,257	697,726
WAAREE Energies Ltd.	18,704	666,268
Wipro Ltd.	521,378	1,460,853
Yes Bank Ltd.(b)	2,691,539	692,108
Zydus Lifesciences Ltd.	49,766	526,050
		304,359,928
Indonesia — 1.4%
Amman Mineral Internasional PT(b)	2,817,200	1,117,454
Astra International Tbk PT	4,008,000	1,578,752
Bank Central Asia Tbk PT	10,855,000	5,405,358
Bank Mandiri Persero Tbk PT	7,331,300	2,129,463
Bank Negara Indonesia Persero Tbk PT	3,072,800	787,124
Bank Rakyat Indonesia Persero Tbk PT	13,243,177	2,933,443
Security	Shares	Value
Indonesia (continued)
Barito Pacific Tbk PT(b)	4,442,220	$956,435
Chandra Asri Pacific Tbk PT	1,670,000	742,063
Charoen Pokphand Indonesia Tbk PT	1,469,600	408,735
Dian Swastatika Sentosa Tbk PT(b)	191,100	1,261,570
GoTo Gojek Tokopedia Tbk PT(b)	174,281,200	669,535
Indofood Sukses Makmur Tbk PT	918,500	405,596
Petrindo Jaya Kreasi Tbk PT	4,625,900	745,208
Sumber Alfaria Trijaya Tbk PT	3,573,800	386,697
Telkom Indonesia Persero Tbk PT	9,702,700	2,062,538
United Tractors Tbk PT	350,700	590,402
		22,180,373
Malaysia — 1.5%
AMMB Holdings Bhd	472,300	680,599
Axiata Group Bhd(d)	501,000	292,683
CELCOMDIGI Bhd	701,700	556,945
CIMB Group Holdings Bhd(d)	1,569,800	2,908,507
Gamuda Bhd(d)	968,600	1,254,968
Hong Leong Bank Bhd	134,800	689,863
IHH Healthcare Bhd(d)	389,200	778,453
IOI Corp. Bhd	484,500	468,290
Kuala Lumpur Kepong Bhd	116,900	571,417
Malayan Banking Bhd	1,152,300	2,764,618
Maxis Bhd	518,300	500,967
MISC Bhd	220,800	401,657
MR DIY Group M Bhd(a)(d)	734,800	268,696
Nestle Malaysia Bhd	16,800	434,846
Petronas Chemicals Group Bhd(d)	471,200	342,358
Petronas Dagangan Bhd	66,800	320,744
Petronas Gas Bhd	155,000	657,133
Press Metal Aluminium Holdings Bhd	735,400	1,195,058
Public Bank Bhd(d)	2,827,450	2,977,855
QL Resources Bhd(d)	351,975	344,948
RHB Bank Bhd	300,762	506,048
SD Guthrie Bhd(d)	436,900	550,816
Sunway Bhd	529,500	699,386
Telekom Malaysia Bhd(d)	250,800	450,556
Tenaga Nasional Bhd	517,700	1,652,335
YTL Corp. Bhd(d)	575,080	297,050
YTL Power International Bhd(d)	600,600	474,668
		23,041,464
Philippines — 0.5%
Ayala Corp.	48,780	395,098
Ayala Land Inc.	1,256,160	436,373
Bank of the Philippine Islands	434,304	862,757
BDO Unibank Inc.	466,430	1,042,676
International Container Terminal Services Inc.	195,400	1,808,810
Jollibee Foods Corp.	93,670	301,874
Manila Electric Co.	50,420	508,542
Metropolitan Bank & Trust Co.	387,442	436,033
PLDT Inc.	13,360	294,903
SM Investments Corp.	45,094	569,009
SM Prime Holdings Inc.	2,004,150	786,754
		7,442,829
South Korea — 14.5%
Alteogen Inc.(b)	7,883	2,866,463
Amorepacific Corp.	6,184	523,828
Celltrion Inc.(d)	31,510	3,988,092
Coway Co. Ltd.	10,382	608,816
DB Insurance Co. Ltd.	9,018	765,900
Doosan Bobcat Inc.	12,546	472,471
Doosan Co. Ltd.	1,503	899,357

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Doosan Enerbility Co. Ltd.(b)(d)	87,721	$4,573,637
Ecopro BM Co. Ltd.(b)(d)	9,736	995,920
Ecopro Co. Ltd.(d)	20,393	1,176,009
Hana Financial Group Inc.	55,945	3,559,497
Hanjin Kal Corp.(d)	4,342	303,952
Hankook Tire & Technology Co. Ltd.	15,072	630,753
Hanmi Semiconductor Co. Ltd.	9,280	783,433
Hanwha Aerospace Co. Ltd.	6,536	3,794,062
Hanwha Ocean Co. Ltd.(b)	23,881	1,752,955
Hanwha Systems Co. Ltd.	14,697	462,622
HD Hyundai Co. Ltd.	8,684	1,163,302
HD Hyundai Electric Co. Ltd.	4,680	2,479,308
HD Hyundai Heavy Industries Co. Ltd.(d)	5,998	2,188,477
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,518	2,379,383
HLB Inc.(b)(d)	24,549	785,283
HMM Co. Ltd.	51,269	668,860
HYBE Co. Ltd.	4,676	955,444
Hyosung Heavy Industries Corp.	1,118	1,453,107
Hyundai Glovis Co. Ltd.	7,349	823,278
Hyundai Mobis Co. Ltd.	11,523	2,429,784
Hyundai Motor Co.	26,219	4,669,512
Hyundai Rotem Co. Ltd.(d)	15,479	1,853,704
Industrial Bank of Korea	49,933	698,965
Kakao Corp.	61,456	2,461,217
KakaoBank Corp.(d)	32,901	485,775
KB Financial Group Inc.	70,641	6,026,014
Kia Corp.	46,426	3,607,276
Korea Aerospace Industries Ltd.(d)	15,198	1,129,590
Korea Electric Power Corp.	48,430	1,741,567
Korea Investment Holdings Co. Ltd.	8,885	971,442
Korea Zinc Co. Ltd.	845	774,309
Korean Air Lines Co. Ltd.	36,766	548,209
Krafton Inc.(b)	5,884	1,033,355
KT&G Corp.	19,054	1,885,124
LG Chem Ltd.	9,521	2,426,233
LG Corp.	16,032	861,350
LG Display Co. Ltd.(b)	58,304	499,269
LG Electronics Inc.	20,040	1,169,502
LG Energy Solution Ltd.(b)	9,018	2,509,447
LG H&H Co. Ltd.(d)	1,721	324,220
LG Uplus Corp.	36,907	377,941
LIG Nex1 Co. Ltd.	2,672	698,201
LS Electric Co. Ltd.	3,006	943,601
Meritz Financial Group Inc.	16,199	1,199,772
Mirae Asset Securities Co. Ltd.(d)	47,263	704,467
NAVER Corp.	27,555	4,588,164
NH Investment & Securities Co. Ltd.	30,060	423,405
POSCO Future M Co. Ltd.(b)	6,902	971,740
POSCO Holdings Inc.	14,151	2,986,236
Posco International Corp.	10,693	389,968
Samsung Biologics Co. Ltd.(a)(b)	2,284	2,503,531
Samsung C&T Corp.	16,533	2,538,792
Samsung Electro-Mechanics Co. Ltd.	11,192	1,918,758
Samsung Electronics Co. Ltd.	882,769	60,631,088
Samsung Fire & Marine Insurance Co. Ltd.	5,845	1,913,690
Samsung Heavy Industries Co. Ltd.(b)(d)	136,773	2,293,219
Samsung Life Insurance Co. Ltd.	15,535	1,620,117
Samsung SDI Co. Ltd.	12,812	2,618,082
Samsung SDS Co. Ltd.	8,183	939,400
Samyang Foods Co. Ltd.	839	825,729
Shinhan Financial Group Co. Ltd.	85,504	4,570,355
Security	Shares	Value
South Korea (continued)
SK Biopharmaceuticals Co. Ltd.(b)	6,680	$637,080
SK Hynix, Inc.	106,212	38,472,028
SK Inc.	7,183	1,300,057
SK Innovation Co. Ltd.(d)	13,592	1,065,485
SK Square Co. Ltd.(b)	18,582	3,794,242
SK Telecom Co. Ltd.	8,851	322,841
S-Oil Corp.(b)	8,713	455,148
Woori Financial Group Inc.	129,157	2,339,768
Yuhan Corp.(d)	11,356	945,333
		224,148,311
Taiwan — 24.6%
Accton Technology Corp.	97,000	3,177,890
Advantech Co. Ltd.	94,158	865,989
Airtac International Group	20,161	581,536
Alchip Technologies Ltd.	15,000	1,585,936
ASE Technology Holding Co. Ltd.	668,484	4,903,456
Asia Cement Corp.	422,229	522,425
Asia Vital Components Co. Ltd.	64,000	2,817,528
Asustek Computer Inc.	137,000	2,629,141
Caliway Biopharmaceuticals Co. Ltd.(b)	167,000	837,930
Catcher Technology Co. Ltd.	86,000	550,908
Cathay Financial Holding Co. Ltd.	1,837,888	3,762,663
Chailease Holding Co. Ltd.	340,852	1,120,023
Chang Hwa Commercial Bank Ltd.	1,569,552	1,010,823
Cheng Shin Rubber Industry Co. Ltd.	347,776	352,700
China Airlines Ltd.	709,000	434,453
China Steel Corp.	2,417,867	1,407,646
Chunghwa Telecom Co. Ltd.	691,000	2,876,947
Compal Electronics Inc.	1,002,000	939,174
CTBC Financial Holding Co. Ltd.	3,252,265	4,506,100
Delta Electronics Inc.	379,000	11,298,164
E Ink Holdings Inc.	167,000	1,024,241
E.Sun Financial Holding Co. Ltd.	2,868,386	2,775,327
Eclat Textile Co. Ltd.	32,604	456,304
Elite Material Co. Ltd.	57,142	2,791,617
eMemory Technology Inc.	12,000	785,792
Eva Airways Corp.	668,000	726,687
Evergreen Marine Corp. Taiwan Ltd.	177,746	1,018,135
Far Eastern New Century Corp.	790,460	710,892
Far EasTone Telecommunications Co. Ltd.	287,000	806,057
Feng TAY Enterprise Co. Ltd.	100,391	413,934
First Financial Holding Co. Ltd.	2,397,088	2,109,692
Formosa Chemicals & Fibre Corp.	716,950	764,213
Formosa Plastics Corp.	835,400	1,109,395
Fortune Electric Co. Ltd.	32,780	733,660
Fubon Financial Holding Co. Ltd.	1,569,651	4,636,097
Gigabyte Technology Co. Ltd.	122,000	949,709
Global Unichip Corp.	17,000	1,231,590
Globalwafers Co. Ltd.	39,000	468,165
Hon Hai Precision Industry Co. Ltd.	2,399,845	17,293,124
Hotai Motor Co. Ltd.	58,600	1,141,213
Hua Nan Financial Holdings Co. Ltd.	1,887,361	1,771,937
Innolux Corp.	1,711,592	740,001
International Games System Co. Ltd.	51,000	1,209,013
Inventec Corp.	668,980	931,611
Jentech Precision Industrial Co. Ltd.	18,000	1,674,491
KGI Financial Holding Co. Ltd.	3,373,404	1,694,267
King Slide Works Co. Ltd.	10,000	1,219,761
Largan Precision Co. Ltd.	20,000	1,409,040
Lite-On Technology Corp.	412,032	2,093,507
Lotes Co. Ltd.	13,222	553,987
MediaTek Inc.	296,176	13,198,469

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Mega Financial Holding Co. Ltd.	2,471,110	$3,159,679
Nan Ya Plastics Corp.	1,004,090	1,891,209
Nien Made Enterprise Co. Ltd.	37,000	440,003
Novatek Microelectronics Corp.	113,000	1,404,585
Pegatron Corp.	395,000	908,622
PharmaEssentia Corp.	59,169	974,137
President Chain Store Corp.	106,000	809,935
Quanta Computer Inc.	513,000	4,624,030
Realtek Semiconductor Corp.	95,140	1,583,240
Shanghai Commercial & Savings Bank Ltd. (The)	859,981	1,072,240
SinoPac Financial Holdings Co. Ltd.	2,560,216	2,200,445
Taiwan Business Bank	1,583,238	800,129
Taiwan Cooperative Financial Holding Co. Ltd.	2,248,308	1,709,606
Taiwan High Speed Rail Corp.	501,000	446,394
Taiwan Mobile Co. Ltd.	337,000	1,160,450
Taiwan Semiconductor Manufacturing Co. Ltd.	4,777,004	220,250,371
TCC Group Holdings Co. Ltd.	1,415,754	1,031,966
TS Financial Holding Co. Ltd.	4,244,755	2,442,984
Unimicron Technology Corp.	256,000	1,527,088
Uni-President Enterprises Corp.	1,002,650	2,446,554
United Microelectronics Corp.	2,287,000	3,357,895
Vanguard International Semiconductor Corp.	171,850	497,286
Wan Hai Lines Ltd.	167,000	429,557
Wistron Corp.	580,000	2,681,135
Wiwynn Corp.	21,000	3,068,300
Yageo Corp.	311,616	2,341,049
Yang Ming Marine Transport Corp.	334,000	554,410
Yuanta Financial Holding Co. Ltd.	2,081,908	2,397,642
Zhen Ding Technology Holding Ltd.	168,455	783,039
		381,617,340
Thailand — 1.3%
Advanced Info Service PCL, NVDR	217,200	2,076,038
Airports of Thailand PCL, NVDR(d)	820,500	1,111,733
Bangkok Dusit Medical Services PCL, NVDR	2,105,300	1,244,715
Bumrungrad Hospital PCL, NVDR	117,900	622,024
Central Pattana PCL, NVDR(d)	417,500	696,244
Charoen Pokphand Foods PCL, NVDR	701,400	443,019
CP ALL PCL, NVDR(d)	1,068,800	1,439,676
CP Axtra PCL, NVDR(d)	388,079	195,978
Delta Electronics Thailand PCL, NVDR	617,900	3,890,652
Gulf Development PCL, NVDR(b)	923,600	1,171,997
Kasikornbank PCL, NVDR	116,900	677,891
Krung Thai Bank PCL, NVDR	685,250	586,182
Minor International PCL, NVDR(d)	736,580	504,690
PTT Exploration & Production PCL, NVDR(d)	250,510	829,453
PTT PCL, NVDR(d)	1,921,300	1,836,731
SCB X PCL, NVDR	167,500	677,108
Siam Cement PCL (The), NVDR	150,300	872,872
TMBThanachart Bank PCL, NVDR(d)	4,893,100	293,777
True Corp. PCL, NVDR(d)	2,087,542	701,718
		19,872,498
Total Common Stocks — 99.3% (Cost: $1,242,093,864)		1,539,435,266
Security	Shares	Value
Preferred Stocks
India — 0.0%
TVS Motor Co. Ltd., 6.00%	188,108	$21,030
South Korea — 0.5%
Hyundai Motor Co.
Preference Shares, NVS	4,008	524,908
Series 2, Preference Shares, NVS	6,680	885,037
Samsung Electronics Co. Ltd., Preference Shares, NVS	120,320	6,153,531
		7,563,476
Total Preferred Stocks — 0.5% (Cost: $5,814,129)		7,584,506
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(c)	1,315	—
Taiwan — 0.0%
Unimicron Technology Corp., (Expires 01/12/26, Strike Price TWD 116.00)	208,000	10,539
Total Rights — 0.0% (Cost: $—)		10,539
Total Long-Term Investments — 99.8% (Cost: $1,247,907,993)		1,547,030,311
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	19,844,609	19,854,531
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(e)(f)	4,510,000	4,510,000
Total Short-Term Securities — 1.6% (Cost: $24,361,607)		24,364,531
Total Investments — 101.4% (Cost: $1,272,269,600)		1,571,394,842
Liabilities in Excess of Other Assets — (1.4)%		(21,580,135)
Net Assets — 100.0%		$1,549,814,707

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Asia ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,231,901	$2,621,987 (a)	$—	$991	$(348)	$19,854,531	19,844,609	$126,259 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,140,000	—	(630,000)(a)	—	—	4,510,000	4,510,000	54,937	—
				$991	$(348)	$24,364,531		$181,196	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	7	12/19/25	$239	$(2,451)
MSCI Emerging Markets Index	41	12/19/25	2,824	(8,707)
				$(11,158)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$46,777,452	$1,492,657,814	$—	$1,539,435,266
Preferred Stocks	—	7,584,506	—	7,584,506

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Asia ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$—	$10,539	$—	$10,539
Short-Term Securities
Money Market Funds	24,364,531	—	—	24,364,531
	$71,141,983	$1,500,252,859	$—	$1,571,394,842
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(8,707)	$(2,451)	$—	$(11,158)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares